Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTEGRATED EQUITY FUNDS, INC.
Entity Central Index Key	0001038469
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000166442
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Large-Cap Value Equity Fund
Class Name	Investor Class
Trading Symbol	TQMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Integrated U.S. Large-Cap Value Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - Investor Class	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 82,887,000
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	72.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$82,887
Number of Portfolio Holdings	137

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	72.7%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	19.7%
Financials	19.3
Health Care	12.1
Industrials & Business Services	11.6
Consumer Discretionary	9.2
Energy	6.3
Consumer Staples	6.0
Real Estate	4.8
Utilities	4.8
Other	6.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Amazon.com	5.8%
Apple	5.7
Microsoft	3.8
JPMorgan Chase	2.2
Berkshire Hathaway	2.1
Bank of America	1.9
Intel	1.8
Cisco Systems	1.6
Morgan Stanley	1.5
Welltower	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166443
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Large-Cap Value Equity Fund
Class Name	Advisor Class
Trading Symbol	TQVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Integrated U.S. Large-Cap Value Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - Advisor Class	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 82,887,000
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	72.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$82,887
Number of Portfolio Holdings	137

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	72.7%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	19.7%
Financials	19.3
Health Care	12.1
Industrials & Business Services	11.6
Consumer Discretionary	9.2
Energy	6.3
Consumer Staples	6.0
Real Estate	4.8
Utilities	4.8
Other	6.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Amazon.com	5.8%
Apple	5.7
Microsoft	3.8
JPMorgan Chase	2.2
Berkshire Hathaway	2.1
Bank of America	1.9
Intel	1.8
Cisco Systems	1.6
Morgan Stanley	1.5
Welltower	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166444
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Large-Cap Value Equity Fund
Class Name	I Class
Trading Symbol	TQVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Integrated U.S. Large-Cap Value Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - I Class	$28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 82,887,000
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	72.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$82,887
Number of Portfolio Holdings	137

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	72.7%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	19.7%
Financials	19.3
Health Care	12.1
Industrials & Business Services	11.6
Consumer Discretionary	9.2
Energy	6.3
Consumer Staples	6.0
Real Estate	4.8
Utilities	4.8
Other	6.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Amazon.com	5.8%
Apple	5.7
Microsoft	3.8
JPMorgan Chase	2.2
Berkshire Hathaway	2.1
Bank of America	1.9
Intel	1.8
Cisco Systems	1.6
Morgan Stanley	1.5
Welltower	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless